Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenue:
Product revenue	$ 28,615	$ 7,201	$ 12,263	$ 1,719
Operating expenses:
Cost of product revenue	11,606	3,946	7,250	2,836
Research and development	22,778	16,579	22,698	17,963
Sales and marketing	21,023	12,611	17,536	6,363
General and administrative	9,684	4,137	5,979	5,422
Total operating expenses	65,091	37,273	53,463	32,584
Loss from operations	(36,476)	(30,072)	(41,200)	(30,865)
Interest expense	(746)	(216)	(401)	(58)
Change in fair value of warrant liability	(609)	(53)	(52)	(32)
Other income, net	1,518	489	589	366
Net loss before taxes	(36,313)	(29,852)	(41,064)	(30,589)
Income tax provision	51	27	38	26
Net loss	(36,364)	(29,879)	(41,102)	(30,615)
Unrealized (loss) gain on available-for-salesecurities	57	1	1	(1)
Total comprehensive loss	$ (36,307)	$ (29,878)	$ (41,101)	$ (30,616)
Net loss per share, basic and diluted	$ (1.66)	$ (17.15)	$ (23.39)	$ (19.71)
Shares used in computing net loss per share, basic and diluted	21,886,396	1,742,572	1,757,102	1,553,365